Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GALLERY TRUST
Entity Central Index Key	0001651872
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000204585
Shareholder Report [Line Items]
Fund Name	Mondrian Emerging Markets Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Emerging Markets (EM) Asset Class delivered strong returns over the twelve-month period, as the MSCI EM Index gained 25.3%. The key theme that has dominated global equity market moves has been the increasing expectations for the current and future monetisation of Artificial Intelligence (AI). The most notable beneficiary in US markets has been Nvidia, gaining over 150% during 2024 alone. Although the largest EM stocks exposed to the AI theme haven’t risen as much, several have produced excellent returns, particularly in Taiwan. The likes of TSMC, Hon Hai, and MediaTek led MSCI Taiwan to rise 61.0%, which in turn was the primary driver for the outperformance of Asia (+28.9%) over EMEA (+18.8%) and Latin America (+2.4%). Despite China’s headline return of +21.7%, the market had been a clear laggard for most of the year, with ongoing stresses in the property sector and weak domestic consumption dragging on economic growth. This prompted the Chinese authorities to unveil a co-ordinated set of stimulus measures in late September ’24 that sparked an immediate 35%+ rally in Chinese equities. Market returns across Europe, Middle East, and Africa (EMEA) were broadly positive, despite lagging the returns of the likes of Taiwan and India. South Africa (+35.7%) was the best performing market in the region. Latin America’s underperformance was led by Brazil (+0.8%), and Mexico (-2.1%). In both cases investor concern over the outlook under left-wing governments led to relative underperformance and currency depreciation. The Mondrian Emerging Markets Equity Fund (“the Fund”) returned +21.2%. The Fund’s relative returns lagged the Index return over the period, driven by a combination of negative top-down allocation and a smaller negative impact from stock selection. From a top-down perspective, the overweight allocation to Latin America as well as the underperformance of South Korea and Indonesia hindered investment performance. An important offsetting factor was the Fund’s overweight positioning in China leading into the sharp rally experienced in September ’24. The overall contribution from stock selection to investment returns was balanced. Positioning in Taiwan was a significant positive, with Fund holdings in TSMC, Hon Hai, MediaTek, and CTBC Financial contributing the majority of the 315bps gained from the market. This was offset by headwinds from stock selection in China, India, Indonesia and Brazil. Within Latin America, the Fund benefitted from the holdings in Peruvian financial services provider Credicorp and a recovery in Mexican airport operator GAP following the favourable renewal of its operating agreement for the next 5 years. At the sector level, relative underperformance stemmed primarily from negative stock selection within the health care and consumer discretionary sectors. At the beginning of the reporting period the Fund held an overweight allocation to IT, however due to the material outperformance of several IT holdings throughout the course of the year and the subsequent realization of profits by reducing these positions, the Fund now holds an underweight to IT. Across the remaining sectors, stock selection in energy and positioning in the utilities sector added value.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian Emerging Markets Value Equity Fund, Institutional Shares ** - $1190266	MSCI Emerging Markets Index (Net) (USD)* - $1401190
Oct/14	$1000000	$1000000
Oct/15	$798887	$854675
Oct/16	$845448	$933881
Oct/17	$991112	$1180900
Oct/18	$878775	$1033096
Oct/19	$976539	$1155579
Oct/20	$1031923	$1250933
Oct/21	$1179173	$1463095
Oct/22	$839534	$1009149
Oct/23	$982362	$1118131
Oct/24	$1190266	$1401190

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Mondrian Emerging Markets Value Equity Fund, Institutional Shares **	21.16%	4.04%	1.76%
MSCI Emerging Markets Index (Net) (USD)*	25.32%	3.93%	3.43%

AssetsNet	$ 20,623,182
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 32,916
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,623,182	60	$32,916	40%

Holdings [Text Block]

Country Weightings*

Value	Value
Other Countries	6.2%
Peru	1.6%
Portugal	1.7%
Malaysia	1.8%
United Arab Emirates	3.1%
Mexico	3.7%
Indonesia	4.2%
Saudi Arabia	5.0%
Brazil	8.3%
India	8.5%
Taiwan	12.6%
South Korea	13.3%
China	28.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	9.4%
Alibaba Group Holding Ltd	5.2%
Samsung Electronics Co Ltd, Preference	3.5%
Tencent Holdings Ltd	3.4%
HDFC Bank Ltd	3.4%
Axis Bank Ltd	3.0%
Shinhan Financial Group Co Ltd	2.8%
Bank Rakyat Indonesia Persero Tbk PT	2.6%
Yum China Holdings Inc	2.3%
Petroleo Brasileiro ADR	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/
C000220240
Shareholder Report [Line Items]
Fund Name	Mondrian Global Equity Value Fund
Class Name	Institutional Shares
Trading Symbol	MPGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-equity-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Global markets got off to a strong start in the period after data released in November 2023 showed US inflation had fallen by more than expected; bond yields fell, and equities recorded one of their best months since the arrival of COVID-19 vaccines. Global markets continued their strong performance through the end of the year after the Federal Reserve adopted a more dovish stance. Markets continued to rise in the first half of 2024 as macroeconomic data surprised to the upside and as excitement continued to grow over the potential for artificial intelligence. Markets fell at the beginning of August 2024 as the Bank of Japan unexpectedly raised interest rates, triggering a sharp appreciation in the Japanese yen as market participants unwound some of the ‘yen carry trade’. This coupled with the renewed fears of a US recession led to a sharp selloff in equity markets. However, markets rebounded strongly from this later in the third quarter as more encouraging macro data was reported in the US and softening inflation led the Fed to cut interest rates by 50bps in September. Sectoral performance saw a partial reversal of the trends seen through the first half of the year with IT underperforming and defensive sectors outperforming. Global markets fell in October 2024, after a strong run through the first nine months of the year, in part because of the gyrations in the US bond market. The Fund gained 24.8% over the twelve months, a challenging period for a defensive value manager, underperforming the strongly rising MSCI AC World Index which gained 32.8%, while providing a very solid absolute return. Negative stock selection, in particular in the US, drove the majority of relative returns while overweight exposure to the weaker Japanese market and underweight exposure to the stronger US market also held back returns. Country allocation was a headwind for performance: Overweight exposure to the Japanese, UK, and South Korean markets, as well as underweight exposure to the stronger US market, held back returns in the period. These negative effects were only slightly offset by underweight exposure to the relatively weaker Swiss market. Sector allocation also held back returns: The Fund’s sector allocation held back returns as defensive sectors like consumer staples and health care lagged while growth-oriented sectors like information technology and communication services outperformed strongly. This was only partly offset by underweight exposure to the relatively weaker energy sector. Stock selection at the country level was the main detractor from relative performance in the period: Stock selection was strong in the UK and the Netherlands. However, this was more than offset by weaker selections in the US: Dollar Tree lagged, after the company announced it was contemplating strategic alternatives for its struggling Family Dollar stores. Currency allocation was a small positive contributor: The Fund’s overweight exposure to the Japanese yen held back returns, as did the overweight to the relatively weaker Brazilian real. However, these effects were more than offset by overweight exposure to UK sterling and underweight exposure to the US dollar.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian Global Equity Value Fund, Institutional Shares - $1586765	MSCI ACWI Index (Net) (USD)* - $1701055
Jun/20	$1000000	$1000000
Oct/20	$1022000	$1055018
Oct/21	$1309106	$1448301
Oct/22	$1089856	$1159259
Oct/23	$1271982	$1281003
Oct/24	$1586765	$1701055

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Mondrian Global Equity Value Fund, Institutional Shares	24.75%	11.23%
MSCI ACWI Index (Net) (USD)*	32.79%	13.02%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 231,258,212
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,085,825
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$231,258,212	55	$1,085,825	48%

Holdings [Text Block]

Country Weightings*

Value	Value
Other Countries	4.4%
India	1.4%
Netherlands	2.0%
Switzerland	2.3%
South Korea	2.3%
Sweden	2.3%
Germany	2.3%
China	4.2%
Italy	4.8%
United Kingdom	6.6%
France	7.7%
Japan	12.5%
United States	46.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Enel SpA	3.0%
L3Harris Technologies Inc	2.8%
UnitedHealth Group Inc	2.8%
Wells Fargo & Co	2.8%
Kenvue Inc	2.8%
Sony Corp Group	2.7%
British American Tobacco PLC	2.6%
Meta Platforms Inc, Cl A	2.6%
Charles Schwab Corp	2.6%
DuPont de Nemours	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-equity-value-fund/
C000206727
Shareholder Report [Line Items]
Fund Name	Mondrian Global Listed Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	MGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Global equity markets rallied strongly over the year on the back of promising macroeconomic data that continued to show a healthy US economy with inflation slowing, as well as growing excitement over the potential for artificial intelligence (AI). The MSCI ACW index rose 32.8%. The MSCI ACW Core Infrastructure index underperformed this index due to a lack of exposure to AI-related sectors like Information Technology and relatively lower returns from infrastructure stocks, such as railroads and airports, within the industrials sector. The fund’s performance was broadly in line with this index. HCA, the US hospital operator, was the largest contributor to the fund’s return, with the company showing steady growth in patient admissions and strong pricing, as well as margin expansion as a result of improving labor availability. Medical procedures had been slow to recover post-COVID and labor shortages had pushed up costs for hospital operators, but these issues have now normalized. Rubis, the French energy infrastructure company, saw its share price rise after posting strong financial results. In addition, an activist investor disclosed a significant position and wrote a letter to the company’s board pushing for strategy and governance changes. As the shares approached our assessment of fair value we divested from the company. Shares in TC Energy, the natural-gas focused pipeline company, rose as investors became increasingly confident of a successful outcome of the spin-off of its oil pipelines business. There is also growing expectation of significant electricity demand from data centers, with gas better able to deliver the steady, uninterrupted power required than renewable alternatives. Enel Americas, the Chilean-listed electric utility, saw it shares decline as adverse weather patterns impacted hydroelectric generation operations in the company’s main markets. In Colombia, very dry conditions caused by the El Niño weather phenomenon has contributed to low reservoir levels and low output from Enel Americas’ hydro assets. As a result, the company had to purchase electricity on the sport market at elevated prices to deliver contracted volumes. Meanwhile in Brazil, heavy rainfall led to unusually-high reservoir levels, bringing down power prices and squeezing power generation margins. Guangdong Investment, the Chinese water utility, was one of the weaker investments over the period as confidence in China’s troubled property sector remained depressed. Although the company’s real estate development operations have grown significantly in recent years, we believe that the challenges there are overshadowing the stable cash flows of its core water utility business, resulting in material undervaluation of the company by the market. Another weak performer during the year was Prologis, the US industrial real estate company. The company lowered their full year guidance due to soft demand in key markets, particularly Southern California. A significant proportion of Prologis’ portfolio is earning rents below market rates and as these contracts expire and roll onto market rates, the company will see strong revenue growth in the coming years.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian Global Listed Infrastructure Fund, Institutional Shares - $1548957	MSCI ACWI Index (Net) (USD)* - $1991706	MSCI ACWI Core Infrastructure (NR) (USD) - $1475659
Dec/18	$1000000	$1000000	$1000000
Oct/19	$1214932	$1177720	$1192352
Oct/20	$1086633	$1235284	$1095897
Oct/21	$1365905	$1695766	$1359639
Oct/22	$1210436	$1357337	$1239464
Oct/23	$1249867	$1499883	$1181160
Oct/24	$1548957	$1991706	$1475659

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mondrian Global Listed Infrastructure Fund, Institutional Shares	23.93%	4.98%	7.73%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	12.44%
MSCI ACWI Core Infrastructure (NR) (USD)	24.93%	4.36%	6.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,936,395
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,936,395	26	$-	18%

Holdings [Text Block]

Country Weightings*

Value	Value
Mexico	2.8%
Chile	3.0%
Australia	3.5%
United Kingdom	3.7%
Portugal	3.8%
Malaysia	4.1%
China	6.9%
Canada	8.6%
Italy	11.4%
France	11.5%
Spain	11.8%
United States	28.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Edison International	4.7%
Prologis Inc	4.4%
Enav SpA	4.4%
Enbridge Inc	4.3%
Enel SpA	4.3%
South Bow, Cl W	4.2%
Cellnex Telecom	4.2%
Eversource Energy	4.2%
Westports Holdings	4.1%
Iberdrola SA	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/
C000162391
Shareholder Report [Line Items]
Fund Name	Mondrian International Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	MPIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.
Additional Information Phone Number	888-832-4386
Additional Information Website	https://www.mondrian.com/mutualfunds/international-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

International equity markets rose strongly over the last twelve months. Equity markets were supported by slowing inflation and better-than-expected economic and employment data. The Hong Kong equity market was a notable laggard as the Chinese economy slowed and slid into deflation and was further weighed down by a growing property crisis. The financials sector led returns on more robust economic data. The IT sector outperformed as global technology companies were buoyed by AI optimism. Most major international currencies appreciated against the US dollar as the Fed delivered a larger-than-expected interest rate cut of 50bps. The Fund generated strong absolute returns in the past twelve months, but slightly lagged index returns. Country allocation to Taiwan and Singapore added to relative returns: The overweight position in the strong Singaporean equity market and the exposure to Taiwan added to relative returns. Strong returns in Singapore were driven by the banks. Stock selection in France held back relative returns: Strong stock selection in the Netherlands was driven by Philips, the Dutch health care technology company, which was buoyed by the settlement of litigation concerning their sleep apnea devices. The costs were lower, and the settlement came sooner than expected. Philips’ order intake and margins also continued to improve from the COVID-related supply chain disruptions. This was more than offset by stock selection in France where Kering, the French luxury goods company, is undergoing a brand transformation at its largest design house, Gucci. The broader luxury goods segment underperformed on Chinese consumer weakness. Relative returns were held back by the underweight position in the financials sector: The positive impact of the overweight position in the strong industrials sector was more than offset by the underweight position in the strong financials sector and the overweight position in the weak energy sector. Stock selection within the consumer staples and IT sectors added to relative returns. Currency allocation held back relative returns: The positive impact of the overweight position in the strong British pound was more than offset by the underweight position in the strong Swiss franc and the overweight position in the weak Japanese yen. The Japanese yen lagged other international currencies as the Bank of Japan’s new governor, Kazuo Ueda, maintained Japan’s ultra-loose monetary policy throughout 2023. The Bank of Japan did eventually raise its policy rate for the first time in 17 years in March 2024, and then again in July 2024, which led to a sharp rally in the yen in the third quarter of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mondrian International Value Equity Fund, Institutional Shares ** - $1510014	MSCI EAFE Index (Net) (USD)* - $1671412
Oct/14	$1000000	$1000000
Oct/15	$986114	$999325
Oct/16	$958230	$967080
Oct/17	$1163148	$1193741
Oct/18	$1086816	$1111917
Oct/19	$1172980	$1234715
Oct/20	$963267	$1149960
Oct/21	$1317020	$1543021
Oct/22	$1040737	$1188144
Oct/23	$1236598	$1359247
Oct/24	$1510014	$1671412

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Mondrian International Value Equity Fund, Institutional Shares **	22.11%	5.18%	4.21%
MSCI EAFE Index (Net) (USD)*	22.97%	6.24%	5.27%

AssetsNet	$ 883,324,004
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,084,122
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$883,324,004	53	$5,084,122	34%

Holdings [Text Block]

Country Weightings*

Value	Value
Australia	1.3%
Austria	1.4%
Spain	3.2%
Netherlands	3.6%
Switzerland	4.9%
Singapore	5.0%
Hong Kong	5.1%
Italy	7.0%
France	9.7%
Germany	10.9%
United Kingdom	22.3%
Japan	24.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Lloyds Banking Group PLC	3.3%
Enel SpA	3.3%
Allianz SE	3.2%
Banco Santander SA	3.2%
United Overseas Bank Ltd	3.1%
Fujitsu Ltd	3.1%
SSE PLC	3.0%
Imperial Brands PLC	3.0%
Sony Corp Group	2.9%
FUJIFILM Holdings Corp	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-832-4386
Updated Prospectus Web Address	https://www.mondrian.com/mutualfunds/international-value-equity-fund/